Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities
13. Accounts Payable and Other Current Liabilities

Accounts payable and other current liabilities consist of the following (in millions):

	December 31,
	2019	2018
Accounts payable	$134.6	$95.3
Accrued expenses and other current liabilities	75.2	45.1
Accrued interconnection costs	43.5	103.0
Accrued payroll and employee benefits	39.6	42.9
Accrued interest	11.3	8.8
Accrued income taxes	2.0	0.6
Total accounts payable and other current liabilities	$306.2	$295.7